Capital Stock - Schedule of Stock Options Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Options (in shares) | shares	0.3	0.3	0.3	0.4
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.78	$ 12.50	$ 11.93	$ 12.14
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days
Exercisable Options (in shares) | shares	0.3
Weighted average exercise price of share options exercisable in share-based payment arrangement (in usd per share)	$ 12.78
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	6.35
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 13.46